Derivatives Due in Identical Nature (Parenthetical) (Detail)	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Effective swap base rate	1.99%
Spread per credit agreement	4.50%
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives, Fair Value [Line Items]
Effective swap base rate	1.99%
Spread per credit agreement	4.50%